May 25, 2018

James O’Connor, Esquire and Keith O’Connell, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re:  T. Rowe Price Credit Opportunities Fund, Inc. (“Registrant”)

 File No.: 333-_________

Dear Messrs. O’Connor and O’Connell:

On behalf of the Registrant, we are hereby filing a registration statement on Form N-14 that consists of a combined information statement and prospectus (the “Registration Statement”). The form is being filed under Rule 488(a) under the Securities Act of 1933 and we are requesting an effective date of June 25, 2018.

The Registration Statement describes the proposed reorganization of the T. Rowe Price Institutional Credit Opportunities Fund (the “Acquired Fund”), a series and class of T. Rowe Price Institutional Income Funds, Inc., (File Nos.: 333-84634/811-21055) into the T. Rowe Price Credit Opportunities Fund (the “Acquiring Fund”), a series of the Registrant (File Nos.: 333-194114/811-22939 ).

Under the reorganization, substantially all of the assets of the Acquired Fund would be transferred to the Acquiring Fund in exchange for I Class shares of the Acquiring Fund, and the I Class shares of the Acquiring Fund would be distributed to shareholders of the Acquired Fund. The value of the Acquired Fund shareholder’s account would be the same as it was in the shareholder’s Acquired Fund account immediately prior to the reorganization.

As permitted under Regulation S-X Item 11-02(b), the pro forma financial information included in the Registration Statement is a narrative description of the pro forma effects of the transaction since a limited number of pro forma adjustments are required, and we believe those adjustments are easily understood.

The Registration Statement is expected to be delivered to shareholders of record on June 4, 2018. As detailed in the Registration Statement, the Acquired Fund currently has two shareholders, T. Rowe Price Associates, Inc. (“T. Rowe Price”), the Acquired Fund’s investment adviser that provided the initial seed capital, and T. Rowe Price High Yield Fund, an affiliated fund also managed by T. Rowe Price. Since the fund is no longer publically available, these will be the only two shareholders in the Acquired Fund on the record date (June 1, 2018), and thus the only two shareholders eligible to vote on the reorganization. It is expected that these two shareholders will execute a written consent approving the reorganization on or about June 25, 2018.

Please contact me at 410-345-6646, or in my absence, Vicki S. Horwitz at 410-577-5024, if we may be of further assistance.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esq., Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.